Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	1-07151
Entity Registrant Name	THE CLOROX COMPANY
Entity Central Index Key	0000021076
Entity Tax Identification Number	31-0595760
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1221 Broadway
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612-1888
City Area Code	510
Local Phone Number	271-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $1.00 par value
Trading Symbol	CLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false